Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net sales	$ 14,338	$ 15,436	$ 16,378
Cost of sales	9,508	10,026	11,123
Research and development expenses	625	689	797
Selling, general and administrative expenses	1,701	2,057	2,403
Amortization of intangibles	696	701	733
Restructuring and asset related charges - net	845	152	97
Goodwill impairment charges	3,214	242	0
Integration and separation costs	177	1,257	1,845
Equity in earnings of nonconsolidated affiliates	187	85	448
Sundry income (expense) - net	667	144	91
Interest expense	672	667	54
Loss from continuing operations before income taxes	(2,246)	(126)	(135)
Provision for (Benefit from) income taxes on continuing operations	160	(2)	50
Loss from continuing operations, net of tax	(2,406)	(124)	(185)
(Loss) Income from discontinued operations, net of tax	517	724	4,185
Net (loss) income	(2,923)	600	4,000
Net income attributable to noncontrolling interests	28	102	155
Net (loss) income available for DuPont common stockholders	$ (2,951)	$ 498	$ 3,845
Per common share data:
(Loss) Earnings per common share from continuing operations - basic	$ (3.31)	$ (0.21)	$ (0.31)
(Loss) Earnings per common share from discontinued operations - basic	(0.70)	0.87	5.31
(Loss) Earnings per common share - basic	(4.01)	0.67	4.99
(Loss) Earnings per common share from continuing operations - diluted	(3.31)	(0.21)	(0.31)
(Loss) Earnings per common share from discontinued operations - diluted	(0.70)	0.87	5.31
(Loss) Earnings per common share - diluted	$ (4.01)	$ 0.67	$ 4.99
Weighted-average common shares outstanding - basic	735.5	746.3	767.0
Weighted-average common shares outstanding - diluted	735.5	746.3	767.0